VIA EDGAR

February 17, 2005

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

          Re: Smith Barney Investment Trust
	      Form 24F-2 for Fiscal Period Ended December 31, 2003
	      File No. 811-6444

Ladies and Gentlemen:

Enclosed please find for filing on behalf of Smith Barney
Investment Trust (the "Trust") the Form 24F-2 for the initial fiscal period ended December 31, 2003 of the Trust's Smith Barney
Classic Values Fund. Because the Form is being filed late, the total registration fee of $11,929.26 includes interest of $114.59 calculated in accordance with Instruction D to the Form.

We have reviewed the Form 24F-2 filings for the other open-end management investment companies for which Citigroup Asset Management or its affiliates serve as investment adviser and administrator and have determined that all the other funds have filed their Forms 24F-2 in a timely manner during the 2004 calendar year and in 2005 to date.

Any questions on the filing should be directed to Rocco Del Guercio at
(212) 219-2506.

Very truly yours,

/s/Rocco Del Guercio, Assistant Treasurer

cc:	Jeremiah J. DeMichaelis, Division of Investment Management



- 1 -





 U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549

 FORM 24F-2
 Annual Notice of Securities Sold
 Pursuant to Rule 24f-2



 1.     Name and address of issuer:
        Classic Value Fund
        125 Broad Street
        New York, NY 10004


 2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes): [ X ]


 3.     Investment Company Act File Number:
        811-6444
        Securities Act File Number:
        33-43446


 4.(a)  Last day of fiscal year for which this Form is filed:
        November 30, 2003

 4.(b)  [X]  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

 4.(c)  [   ]  Check box if this is the last time the issuer
        will be filing this form.


 5.     Calculation of registration fee:

 (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $98,094,255


 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $4,845,083


 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission: ($0)


 (iv)   Total available redemption credits [add Item 5(ii) and
        (iii): $4,845,083


 (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv)from Item 5(i)]: $93,249,172


 (vi)   Redemption credits available for use in future years
        $(0) -if Item 5(I) is less than Item 5(iv)[subtract
        Item 5(iv) from Item 5(i)]: $(0)


 (vii)  Multiplier for determining registration fee by 0.0001267


 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
        (enter *0* if no fee is due): $11,814.67

 6.     Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24E-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

 7.     Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year: $114.59


 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7): $11,929.26

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: CIK# 000880366

        Method of Delivery:

                                    [ X ]    Wire Transfer
                                    [   ]    Mail or other means


 SIGNATURES
 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)* _____________________________________
                           Kaprel Ozsolak - Treasurer

 Date : February 14, 2005

 *Please print the name and title of the signing officer below the signature.